Putnam
Investors
Fund

SEMIANNUAL REPORT
January 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* According to Lipper Analytical Services, Putnam Investors Fund's class A shares ranked 94 out of 846 growth funds, placing it in the top 12% in this category for the 1-year period ended January 31, 1998.*

* "[Putnam Investors Fund's] mix of growth and risk control places the fund on the cautious side of large growth. It could nicely serve investors who want a core holding with a growth bent."

                         -- Morningstar Mutual Funds, February 2, 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

17 Financial statements

  *Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. These rankings vary over time and do not reflect the effects of sales charges. For periods ended 1/31/98, class A shares ranked 41 out of 322 funds and 49 out of 183 funds, respectively, for 5- and 10-year performance. Class B and class M shares ranked 116 and 106, respectively, out of 846 funds for 1-year performance, and 73 and 61, respectively, out of 525 funds for 3-year performance. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As Putnam Investors Fund began its new fiscal year last August, both domestic and international equity markets were still strong overall but somewhat inverted, with old-line conservative stocks outpacing young upstarts. This turnabout had occurred as investors, growing increasingly cautious about the durability of the aging global bull market, sought refuge in quality. The situation was exacerbated when last fall's Asian currency crisis sent the world's stock markets reeling.

Because of its focus on high-quality growth stocks, your fund continued to benefit as prices of these stocks rose in response to demand from safety-conscious investors all over the world. Not as obvious as the positive current performance -- but potentially more beneficial on a long-term basis -- was the portfolio repositioning that your fund's management team has been able to accomplish during this somewhat tempestuous interlude.

As the managers explain in greater detail in the following report, their expectation is that as global market uncertainties work themselves out, attractive opportunities will present themselves. The management team believes your fund will be positioned to take full advantage of those investments.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 18, 1998



Report from the Fund Managers
C. Beth Cotner, lead manager
Manuel H. Weiss
Richard B. England

Buoyed by the strength of its high-quality growth stocks, Putnam Investors Fund fared better than many other equity investments during the first half of fiscal 1998. The stocks held by the fund were barely affected by the market turmoil set off by last fall's currency crisis in Southeast Asia; many, in fact, continued to advance as equity investors sought refuge in their relative safety.

Your fund's class A shares ended the semiannual period on January 31, 1998, with a total return of 4.50% at net asset value, outpacing the 3.56% return of the Standard & Poor's 500(registered trademark) Index. Taking sales charges into account, the shares returned - 1.51%. Performance for other share classes and over other periods is shown on the tables starting on page 9.

* RETAILING ISSUES DOMINATE PORTFOLIO

Retailing issues represented the fund's largest industry sector going into fiscal 1998. As signs of trouble in Asia grew more ominous, we increased their weighting even further as a preemptive move. Our reasoning was that any flight to quality would target large, established U.S. companies whose business was essentially domestic and thus insulated from economic disruptions abroad. Events of the past few months have proved this forecast to be correct.

Concluding that retailing companies fit our criteria admirably, we added to the fund's holdings in Wal-Mart and drug retailers CVS and Walgreen, among others. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

We also focused on what we call consumer cyclicals, companies whose fortunes rise and fall in step with the business cycle. These include retailers like Home Depot home improvement centers and Masco, a building products supplier. We established positions in both companies during the period. Consumer cyclicals also include lodging companies such as Marriott and leisure companies such as cruise line operator Carnival.

* PHARMACEUTICALS AND PHONES ALSO FIND FAVOR

During the period, we increased the weighting in pharmaceuticals, an industry sector that includes a number of consistently strong performers currently benefiting from a steady flow of new products. Even though the proposed merger of pharmaceutical giants Glaxo Wellcome and SmithKline Beecham appears to have fallen through, it called dramatic attention to the ongoing trend toward consolidation in this industry.

Telecommunications companies, still benefiting from 1996 deregulation, continued to thrive. AT&T, with a change in top management that has given it a new focus, posted a dramatic rise during the period; we took advantage of the uptick and established a position but hindsight tells us that the rewards could have been greater had we made the purchase earlier in the period. However, we expect AT&T's path of positive change to continue. The fund also benefited from the strong performance of its holdings in Sprint. SBC Communications was added to the portfolio early in the period as a defensive move and the fund participated in the stock's hearty rise.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                             12.2%

Pharmaceuticals                    11.5%

Insurance and finance              10.5%

Computer services and software      9.4%

Banks                               7.1%

Footnote reads:
*Based on net assets as of 1/31/98. Holdings will vary over time.

* FINANCIAL, HIGH-TECH STOCKS PROSPER; ENERGY FALTERS

Financial services stocks continued to do well during the first half of the period and then slowed a bit as the differential between long-term and short-term interest rates narrowed. Banking and savings and loan institutions, especially those with large exposures to mortgage lending, lost favor with investors as concerns arose that the decline in long-term interest rates would touch off another round of mortgage refinancing. On a selective basis, however, some stocks in the sector did well. For example, the NationsBank acquisition of Barnett Banks drove valuations of some regional banks higher.

Several of the fund's banking stocks lost ground during the period but still possess what we believe to be positive long-term potential. They include Fifth Third Bancorp, Michigan-based Comerica, and Alabama-based Southtrust. These regional banks with strong franchises in their respective areas are potential targets for acquisition, but even if they are not ultimately taken over, we believe they have attractive prospects.

Your fund's technology holdings also did well as a group during the period. The main reason for this positive performance is that the sector was heavily weighted in favor of software companies, which generally performed better than companies in other areas, particularly semiconductor and hardware manufacturers. EMC Corp., with its data storage orientation, benefited from Internet and Year 2000 spending. HBO & Company, serving hospitals and health-care providers, and Compuware, a provider of software products and professional services for information technology professionals, also posted healthy gains.

Energy stocks did not distinguish themselves during the period, primarily because of oil. Petroleum prices peaked during late summer/early fall and have declined steadily since then. The economic slowdown in Asia was the major contributor to oil's lackluster performance; most of the growth in petroleum demand had been coming from this region. Ongoing uncertainties in the Mideast add to our view that prospects for oil are not ready to change any time soon.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerate

Microsoft Corp.
Computer services and software

Pfizer, Inc.
Pharmaceuticals

CVS Corp.
Drug retailing

Warner-Lambert Co.
Pharmaceuticals

Gannett Co., Inc.
Publishing

Bristol-Myers Squibb Co.
Pharmaceuticals

BankAmerica Corp.
Banking

Tyco International Ltd.
Conglomerate

Procter & Gamble Co.
Consumer nondurables

Footnote reads:
These holdings represent 24.4% of the fund's net assets as of 1/31/98. Portfolio holdings will vary over time.

* OUTLOOK: CONTINUED VOLATILITY IN U.S. EQUITY MARKET

We expect global economic developments to result in continued volatility for the U.S. stock market in the months immediately ahead. Earnings expectations for 1998 have declined over the past few months; a continuation of downward revisions could prove troublesome for many U.S. stocks, yet those companies that can benefit from the generally favorable domestic economic backdrop will likely fare well.

We remain committed to identifying those corporations whose earnings growth can overcome the uncertainties of the economic situation overseas as well as benefit from the solid growth still evident at home. Our disciplined security selection process has led us to focus attention on high quality growth companies within the most attractive economic sectors.

In the consumer sectors, we expect cyclical industries to continue to benefit from robust U.S. demand. Retailing remains attractive, especially general merchandise stores that offer value pricing. Lodging and publishing are major areas of emphasis.

We expect the financial sector to continue benefiting from consolidation within both the banking and securities industries. Low interest rates and favorable trends in the quality of consumer debt should further enhance prospects in this sector.

Health care is likely to benefit from a brisk flow of new product introductions and favorable demographic trends. We currently find pharmaceutical companies more attractive than health-services companies.

The technology sector, especially the software and personal computer industries, offers many appealing opportunities. Both of these industries are less exposed to the Asian markets than are semiconductors. We are less sanguine about prospects for the energy, capital goods, and basic industry sectors.

In our view, cyclical capital goods and basic industry stocks have a less-than-robust global economic outlook and a poor environment for pricing. Similarly, though the utility sector attracted investors looking for a safe haven, earnings growth remains quite modest and generally below the threshold for our growth discipline.

As your fund moves into the second half of fiscal 1998, we believe it is well positioned to take advantage of opportunities that we are confident will inevitably emerge as the markets work their way through the current uncertainties.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/98, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investors Fund is designed for investors seeking long-term growth through quality common stocks, as well as any increased income resulting from this growth.

TOTAL RETURN FOR PERIODS ENDED 1/31/98

                                Class A        Class B          Class M
(inception date)               (12/1/25)       (3/1/93)        (12/2/94)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                     4.50%  -1.51%   4.08%  -0.64%   4.24%   0.59%
------------------------------------------------------------------------------
1 year                      27.61   20.26   26.64   21.64   26.95   22.54
------------------------------------------------------------------------------
5 years                    152.79  138.20  143.08  141.08  146.65  137.97
Annual average              20.38   18.96   19.44   19.24   19.79   18.93
------------------------------------------------------------------------------
10 years                   395.26  366.65  354.81  354.81  367.56  351.15
Annual average              17.35   16.65   16.35   16.35   16.68   16.26
------------------------------------------------------------------------------
Lifetime
Annual average              10.41   10.32    9.32    9.32    9.61    9.55
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/98

                                     Standard & Poor's*     Consumer
                                          500 Index       Price Index
------------------------------------------------------------------------------
6 months                                     3.56%           0.69%
------------------------------------------------------------------------------
1 year                                      26.91            1.57
------------------------------------------------------------------------------
5 years                                    152.30           13.32
Annual average                              20.34            2.53
------------------------------------------------------------------------------
10 years                                   410.03           39.67
Annual average                              17.69            3.40
------------------------------------------------------------------------------
Lifetime
Annual average                                 --*           3.09
------------------------------------------------------------------------------

* The index did not exist at the time of the fund's inception.

  Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                                Class A          Class B        Class M
(inception date)               (12/1/25)        (3/1/93)       (12/2/94)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    13.02%   6.51%  12.64%   7.64%  12.83%   8.92%
------------------------------------------------------------------------------
1 year                      34.49   26.78   33.33   28.33   33.82   29.16
------------------------------------------------------------------------------
5 years                    156.27  141.42  146.25  144.25  150.12  141.30
Annual average              20.71   19.28   19.75   19.55   20.12   19.26
------------------------------------------------------------------------------
10 years                   397.47  369.01  356.71  356.71  369.58  353.14
Annual average              17.40   16.71   16.40   16.40   16.73   16.31
------------------------------------------------------------------------------
Lifetime
Annual average              10.41   10.32    9.32    9.32    9.60    9.55
------------------------------------------------------------------------------

All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/98

                                Class A      Class B    Class M
------------------------------------------------------------------------------
Distributions (number)              1           1          1
------------------------------------------------------------------------------
Income                          $0.042       $  --      $0.017
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                        1.031       1.031       1.031
------------------------------------------------------------------------------
Short term                       0.051       0.051       0.051
------------------------------------------------------------------------------
   Total                        $1.124      $1.082      $1.099
------------------------------------------------------------------------------
Share value:                  NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
7/31/97                    $11.98  $12.71  $11.62  $11.85  $12.28
------------------------------------------------------------------------------
1/31/98                     11.36   12.05   10.98   11.22   11.63
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of stock market performance. Performance results assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund *

International New Opportunities Fund

Investors Fund

New Opportunities Fund +

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund +

High Yield Total Return Fund

High Yield Trust +

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Overseas Growth Fund

 + Closed to new investors. Some exceptions may apply. Contact Putnam for details.

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Portfolio of investments owned
January 31, 1998 (Unaudited)


COMMON STOCKS (98.0%) *
NUMBER OF SHARES                                                                                       VALUE


Advertising (0.9%)
------------------------------------------------------------------------------------------------------------
        472,100  Interpublic Group Cos., Inc.                                                 $   23,162,406

Apparel (0.4%)
------------------------------------------------------------------------------------------------------------
        268,300  Jones Apparel Group, Inc. +                                                      11,671,050

Banks (7.1%)
------------------------------------------------------------------------------------------------------------
        848,200  BankAmerica Corp.                                                                60,275,213
        314,400  Comerica, Inc.                                                                   29,671,500
        109,400  Fifth Third Bancorp                                                               8,341,750
        471,800  First Chicago NBD Corp.                                                          35,208,075
        157,700  Southtrust Corp.                                                                  8,900,194
         42,100  SunTrust Banks, Inc.                                                              2,915,425
        684,200  Washington Mutual, Inc.                                                          43,959,850
                                                                                              --------------
                                                                                                 189,272,007

Broadcasting and Cable TV (2.7%)
------------------------------------------------------------------------------------------------------------
      1,172,100  CBS Corp.                                                                        35,089,744
        571,600  Tele-Communications Class A +                                                    16,004,800
        733,900  Tele-Communications TCI ventures Group Class A +                                 21,650,058
                                                                                              --------------
                                                                                                  72,744,602

Building and Construction (0.9%)
------------------------------------------------------------------------------------------------------------
        504,500  Masco Corp.                                                                      24,846,625

Business Equipment and Services (4.2%)
------------------------------------------------------------------------------------------------------------
      1,018,600  Compaq Computer Corp.                                                            30,621,663
        258,200  Dell Computer Corp. +                                                            25,674,763
        877,400  EMC Corp. +                                                                      28,570,338
        572,600  Pitney Bowes, Inc.                                                               26,268,025
                                                                                              --------------
                                                                                                 111,134,789

Computer Services and Software (9.4%)
------------------------------------------------------------------------------------------------------------
        510,700  BMC Software, Inc. +                                                             34,599,925
        819,825  Computer Associates Intl., Inc.                                                  43,604,442
        534,500  Compuware Corp. +                                                                20,845,500
        801,100  HBO & Co.                                                                        41,907,544
        471,100  Microsoft Corp. +                                                                70,282,231
        430,600  Parametric Technology Corp. +                                                    21,852,950
        463,300  PeopleSoft, Inc. +                                                               16,215,500
                                                                                              --------------
                                                                                                 249,308,092

Conglomerates (5.6%)
------------------------------------------------------------------------------------------------------------
      1,204,500  General Electric Co.                                                             93,348,750
      1,259,200  Tyco International Ltd.                                                          55,877,000
                                                                                              --------------
                                                                                                 149,225,750

Consumer Non Durables (5.5%)
------------------------------------------------------------------------------------------------------------
        415,700  Colgate Palmolive Co.                                                            30,450,025
        429,300  Clorox Co.                                                                       32,895,113
        515,400  Estee Lauder Cos. Class A                                                        28,314,788
        703,700  Procter & Gamble Co.                                                             55,152,488
                                                                                              --------------
                                                                                                 146,812,414

Consumer Services (1.3%)
------------------------------------------------------------------------------------------------------------
      1,029,200  Cendant Corp. +                                                                  34,864,150

Electronics and Electrical Equipment (1.0%)
------------------------------------------------------------------------------------------------------------
        452,200  Emerson Electric Co.                                                             27,358,100

Environmental Control (0.9%)
------------------------------------------------------------------------------------------------------------
        626,800  USA Waste Services, Inc. +                                                       23,034,900

Food and Beverages (2.6%)
------------------------------------------------------------------------------------------------------------
        351,500  Campbell Soup Co.                                                                18,805,250
        934,400  Coca-Cola Enterprises, Inc.                                                      29,784,000
        391,500  Sara Lee Corp.                                                                   21,361,219
                                                                                              --------------
                                                                                                  69,950,469

Health Care Services (2.3%)
------------------------------------------------------------------------------------------------------------
        299,900  Cardinal Health, Inc.                                                            23,223,506
      1,126,600  HEALTHSOUTH Corp. +                                                              25,278,088
        322,700  Quintiles Transnational Corp. +                                                  12,282,769
                                                                                              --------------
                                                                                                  60,784,363

Industrial Equipment (0.9%)
------------------------------------------------------------------------------------------------------------
        610,700  Ingersoll-Rand Co.                                                               24,275,325

Insurance and Finance (10.5%)
------------------------------------------------------------------------------------------------------------
        613,100  American Express Co.                                                             51,308,806
        372,000  American International Group, Inc.                                               41,036,250
        116,500  Associates First Capital Corp.                                                    7,922,000
        671,400  Conseco, Inc.                                                                    30,716,550
        516,800  Franklin Resources, Inc.                                                         23,159,100
      1,448,900  MBNA Corp.                                                                       45,006,456
        481,300  Morgan Stanley, Dean Witter, Discover and Co.                                    28,095,888
      1,097,200  Travelers Group, Inc.                                                            54,311,400
                                                                                              --------------
                                                                                                 281,556,450

Lodging (2.5%)
------------------------------------------------------------------------------------------------------------
        512,900  Carnival Corp. Class A                                                           28,626,231
        525,700  Marriott International, Inc.                                                     36,339,013
                                                                                              --------------
                                                                                                  64,965,244

Oil and Gas (2.2%)
------------------------------------------------------------------------------------------------------------
        655,800  Exxon Corp.                                                                      38,897,138
        308,500  Mobil Corp.                                                                      21,016,563
                                                                                              --------------
                                                                                                  59,913,701

Oil Services (3.2%)
------------------------------------------------------------------------------------------------------------
        797,000  Halliburton Co.                                                                  35,815,188
        658,000  Schlumberger Ltd.                                                                48,486,375
                                                                                              --------------
                                                                                                  84,301,563

Pharmaceuticals (11.5%)
------------------------------------------------------------------------------------------------------------
        607,900  Bristol-Myers Squibb Co.                                                         60,600,031
        356,800  Lilly (Eli) & Co.                                                                24,084,000
        390,200  Merck & Co., Inc.                                                                45,750,950
        833,300  Pfizer, Inc.                                                                     68,278,519
        640,800  Schering-Plough Corp.                                                            46,377,900
        420,900  Warner-Lambert Co.                                                               63,345,450
                                                                                              --------------
                                                                                                 308,436,850

Publishing (2.3%)
------------------------------------------------------------------------------------------------------------
      1,017,800  Gannett Co., Inc.                                                                61,576,900

Real Estate (0.7%)
------------------------------------------------------------------------------------------------------------
        361,200  Starwood Lodging Trust (R)                                                       19,640,250

Retail (12.2%)
------------------------------------------------------------------------------------------------------------
        472,400  CompUSA, Inc. +                                                                  14,614,875
        562,300  Consolidated Stores Corp. +                                                      23,124,588
        849,200  Costco Companies, Inc. +                                                         36,834,050
        968,100  CVS Corp.                                                                        63,471,056
        483,800  Dayton Hudson Corp.                                                              34,803,363
        342,900  Home Depot, Inc. (The)                                                           20,681,156
        305,300  Safeway, Inc. +                                                                  20,283,369
        869,500  TJX Cos., Inc. (The)                                                             29,454,313
      1,312,300  Wal-Mart Stores, Inc.                                                            52,327,963
        950,400  Walgreen Co.                                                                     31,482,000
                                                                                              --------------
                                                                                                 327,076,733

Telecommunications and Networking (4.0%)
------------------------------------------------------------------------------------------------------------
        348,800  Lucent Technologies, Inc.                                                        30,868,800
        858,300  Sprint Corp.                                                                     50,961,563
        464,000  Tellabs, Inc.                                                                    23,751,000
                                                                                              --------------
                                                                                                 105,581,363

Transportation (0.7%)

------------------------------------------------------------------------------------------------------------
        150,400  AMR Corp. +                                                                      18,988,000

Utilities (2.5%)

------------------------------------------------------------------------------------------------------------
        647,100  American Telephone & Telegraph Co.                                               40,524,638
        351,100  SBC Communications, Inc.                                                         27,298,025
                                                                                              --------------
                                                                                                  67,822,663
                                                                                              --------------
                 Total Common Stocks (cost $2,021,531,969)                                    $2,618,304,759

SHORT-TERM INVESTMENTS (1.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------

    $15,000,000  Federal National Mortgage Association effective yield
                   of 5.595%, March 20, 1998.                                                 $   14,888,084

     18,480,000  Interest in $750,000,000 joint repurchase agreement dated January 30, 1998 with Goldman, Sachs & Co.
                   due February 2, 1998 with respect to various
                   U.S. Treasury obligations -- maturity value
                   of $18,488,609 for an effective yield of 5.59%                                 18,485,739
                                                                                              --------------
                 Total Short-Term Investments (Cost $33,373,823)                              $   33,373,823
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,054,905,792) ***                                  $2,651,678,582
------------------------------------------------------------------------------------------------------------
   * Percentages indicated are based on net assets of $2,674,232,774.

 *** The aggregate identified cost on a tax basis is $2,055,310,359, resulting in gross unrealized appreciation and depreciation of $602,317,616 and $5,949,393, respectively, or net unrealized appreciation of $596,368,223.

   + Non-income-producing security.

 (R) Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,054,905,792) (Note 1)                                            $2,651,678,582
---------------------------------------------------------------------------------------------------
Cash                                                                                      3,877,299
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                           1,407,126
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   15,683,280
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           27,640,127
---------------------------------------------------------------------------------------------------
Total assets                                                                          2,700,286,414

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       542,052
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          9,291,252
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               11,378,783
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              3,189,467
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  559,345
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                27,949
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  5,091
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      796,492
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      263,209
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        26,053,640
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,674,232,774

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,024,289,385
---------------------------------------------------------------------------------------------------
Distribution in excess of net investment income (Note 1)                                 (1,877,878)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                    55,048,477
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              596,772,790
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,674,232,774

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,105,548,806 divided by 185,362,280 shares)                                               $11.36
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.36)*                                      $12.05
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($422,574,190 divided by 38,495,079 shares)**                                                $10.98
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($44,954,548 divided by 4,007,201 shares)                                                    $11.22
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.22)*                                      $11.63
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($101,155,230 divided by 8,903,790 shares)                                                   $11.36
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,945)                                              $  9,854,433
--------------------------------------------------------------------------------------------------
Interest                                                                                 1,852,197
--------------------------------------------------------------------------------------------------
Total investment income                                                                 11,706,630

Expenses:
Compensation of Manager (Note 2)                                                         6,128,846
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,008,944
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           16,600
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            13,652
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,357,850
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,745,365
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      133,531
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     61,853
--------------------------------------------------------------------------------------------------
Registration fees                                                                           54,704
--------------------------------------------------------------------------------------------------
Auditing                                                                                    27,764
--------------------------------------------------------------------------------------------------
Legal                                                                                       10,555
--------------------------------------------------------------------------------------------------
Postage                                                                                     62,742
--------------------------------------------------------------------------------------------------
Other                                                                                       51,353
--------------------------------------------------------------------------------------------------
Total expenses                                                                          12,673,759
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (271,845)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            12,401,914
--------------------------------------------------------------------------------------------------
Net investment loss                                                                       (695,284)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       108,677,720
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                            (3,062,222)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                105,615,498
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $104,920,214
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                  Six months ended          Year ended
                                                                                        January 31             July 31
                                                                                              1998*               1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         $     (695,284)    $    6,612,842
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        108,677,720        212,527,952
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                            (3,062,222)       439,344,863
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    104,920,214        658,485,657
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (6,775,789)        (6,835,610)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --           (187,272)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (54,502)           (32,178)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                                (485,625)                --
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                            (168,375,876)      (148,104,876)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (34,003,255)       (16,854,480)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                              (3,482,791)        (1,107,312)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (7,724,838)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       620,093,846        485,465,399
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            504,111,384        970,829,328

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   2,170,121,390      1,199,292,062
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of and undistributed net
investment income of $1,877,878 and $6,133,322, respectively)                        $2,674,232,774     $2,170,121,390
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                     January 31
operating performance         (Unaudited)                                      Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.98            $9.07            $9.05            $7.85            $8.87            $8.57
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                 --(d)           .05(d)           .06              .08              .06              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                  .50             4.08             1.17             1.85              .26             1.45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .50             4.13             1.23             1.93              .32             1.53
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.04)            (.05)            (.09)              --             (.05)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.08)           (1.17)           (1.12)            (.73)           (1.29)           (1.16)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.12)           (1.22)           (1.21)            (.73)           (1.34)           (1.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $11.36           $11.98            $9.07            $9.05            $7.85            $8.87
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           4.50*           49.91            14.32            27.55             3.33            19.24
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,105,549       $1,819,333       $1,104,264         $956,830         $786,118         $804,731
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49*            1.00             1.03              .99              .99              .90
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)     .03*             .50              .69             1.03              .88              .84
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             31.57*           95.17           128.21            96.75           100.16           134.14
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0493           $.0498
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                     January 31                                                                        March 1, 1993+
operating performance         (Unaudited)                               Year ended July 31                         to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $11.62            $8.85            $8.88            $7.78            $8.85            $8.32
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.04)(d)         (.03)(d)           --              .01              .03             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                  .48             3.98             1.13             1.82              .21              .61
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .44             3.95             1.13             1.83              .24              .58
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --             (.01)            (.04)              --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.08)           (1.17)           (1.12)            (.73)           (1.29)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.08)           (1.18)           (1.16)            (.73)           (1.31)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.98           $11.62            $8.85            $8.88            $7.78            $8.85
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           4.08*           48.87            13.42            26.46             2.38             6.96*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $422,574         $303,089          $89,378          $47,906          $21,033           $4,789
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .87*            1.75             1.77             1.75             1.77              .73*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.35)*           (.26)            (.09)             .22              .08             (.12)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             31.57*           95.17           128.21            96.75           100.16           134.14
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                     $.0493           $.0498
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                       January 31                                       Dec. 2, 1994+
operating performance                                           (Unaudited)              Year ended July 31        to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.85            $9.00            $9.02            $7.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.03)(d)           --(d)           .05              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                    .50             4.05             1.12             1.96
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .47             4.05             1.17             1.97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.02)            (.03)            (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.08)           (1.17)           (1.12)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.10)           (1.20)           (1.19)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.22           $11.85            $9.00            $9.02
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             4.24*           49.28            13.70            28.29*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $44,955          $27,384           $5,650             $873
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .74*            1.50             1.51             1.56*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                      (.22)*           (.02)             .16              .29*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               31.57*           95.17           128.21            96.75
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                       $.0493           $.0498
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six months
                                                                                                       ended   For the period
Per-share                                                                                         January 31      Jan. 7,1997+
operating performance                                                                             (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $11.99            $9.26
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    .02(d)           .04(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                      .50             2.69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .52             2.73
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (1.15)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $11.36           $11.99
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                               4.64*           29.48*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $101,155          $20,314
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .37*             .42*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                         .17*             .37*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 31.57*           95.17
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                                                         $.0493           $.0498
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2.)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares and class B shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other certain accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended January 31, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc.

Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1998, fund expenses were reduced by $271,845 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,730 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $472,457 and $19,573 from the sale of class A and class M shares, respectively and received $216,461 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $26,197 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,112,692,234 and $708,682,051, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      48,071,157     $557,160,703
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    14,024,346      154,548,367
------------------------------------------------------------
                                 62,095,503      711,709,070

Shares
repurchased                     (28,580,400)    (334,907,899)
------------------------------------------------------------
Net increase                     33,515,103     $376,801,171
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      68,117,416     $693,486,107
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    14,830,829      134,515,580
------------------------------------------------------------
                                 82,948,245      828,001,687

Shares
repurchased                     (52,860,419)    (534,953,595)
------------------------------------------------------------
Net increase                     30,087,826     $293,048,092
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      16,044,478     $180,890,674
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,963,275       31,588,242
------------------------------------------------------------
                                 19,007,753      212,478,916

Shares
repurchased                      (6,601,660)     (74,104,082)
------------------------------------------------------------
Net increase                     12,406,093     $138,374,834
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      29,752,337     $293,036,292
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,786,799       15,795,307
------------------------------------------------------------
                                 31,539,136      308,831,599

Shares
repurchased                     (15,544,846)    (150,298,849)
------------------------------------------------------------
Net increase                     15,994,290     $158,532,750
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,953,950      $22,686,676
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       313,246        3,411,448
------------------------------------------------------------
                                  2,267,196       26,098,124

Shares
repurchased                        (570,980)      (6,566,347)
------------------------------------------------------------
Net increase                      1,696,216      $19,531,777
------------------------------------------------------------

                                            Year ended
                                          July 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,296,780      $23,465,908
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       122,472        1,102,248
------------------------------------------------------------
                                  2,419,252       24,568,156

Shares
repurchased                        (735,758)      (7,211,871)
------------------------------------------------------------
Net increase                      1,683,494      $17,356,285
------------------------------------------------------------

                                         Six months ended
                                         January 31, 1998
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,585,632      $90,253,659
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       745,728        8,210,463
------------------------------------------------------------
                                  8,331,360       98,464,122

Shares
repurchased                      (1,121,621)     (13,078,058)
------------------------------------------------------------
Net increase                      7,209,739      $85,386,064
------------------------------------------------------------

                                          For the period
                                         January 7, 1997
                                        (commencement of
                                         operations) to
                                          July 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,860,809      $18,408,636
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  1,860,809       18,408,636

Shares
repurchased                        (166,758)      (1,880,364)
------------------------------------------------------------
Net increase                      1,694,051      $16,528,272
------------------------------------------------------------


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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

C. Beth Cotner
Vice President and Fund Manager

Manuel H. Weiss
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA012  40531-003/307/385   3/98


PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam Investors Fund
Supplement to Semiannual Report dated 1/31/98

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return for periods ended 1/31/98:                NAV

6 months                                              4.64%
1 year                                               27.90
Five years                                          153.35
Annual average                                       20.43
10 years                                            396.37
Annual average                                       17.38
Life of fund (since class A inception, 12/1/25)
Annual average                                       10.41
------------------------------------------------------------------------
Share value:                                           NAV

7/31/97                                             $11.99
1/31/98                                             $11.36
------------------------------------------------------------------------

Distributions:     No.       Income         Capital gains        Total
                    1        $0.068             $1.082           1.150
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.